Leases (Tables)	6 Months Ended
Jun. 30, 2019
Leases [Abstract]
Schedule of Supplemental Cash Flows Information Related to Leases

Supplemental cash flow information related to leases was as follows:

Three Months Ended
June 30, 2019

Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$118,998

Right-of-use assets obtained in exchange for lease obligations:
Operating leases	$361,020

Weighted Average Remaining Lease Term:
Operating leases	1.17 years

Weighted Average Discount Rate:
Operating leases	8.0%